UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [  ]; Amendment Number: _____

   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             International Specialty Products Inc.
Address:          300 Delaware Avenue
                  Wilmington, Delaware  19801

Form 13F File Number:  28-5874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard A. Weinberg
Title:            Executive Vice President and General Counsel
Phone:            973-628-3520

Signature, Place, and Date of Signing:

/s/ Richard A. Weinberg            Wayne, New Jersey         May 13, 1999
-----------------------------      -----------------         ------------
[Signature]                           [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:                    7

Form 13F Information Table Entry Total:               19

Form 13F Information Table Value Total:          $268,872
                                                (thousands)

Confidential information has been omitted and filed with the Commission in accordance with Rule 24b-2 and Form 13F.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.            Form 13F File Number                         Name
---            --------------------                         ----

1                   28-5328                   Building Materials Corporation
                                               of America

2                   Not assigned              Building Materials Investment
                                               Corporation

3                   28-2655                   G Industries Corp.

4                   28-2656                   G-I Holdings Inc.

5                   28-5326                   GAF Building Materials Corporation

6                   28-2521                   GAF Corporation

7                   28-7274                   ISP Opco Holdings Inc.

NAME OF REPORTING PERSON:  INTERNATIONAL SPECIALTY PRODUCTS INC.

Column 1                 Column 2     Column 3     Column 4       Column 5      Column 6      Column 7                Column 8

                          Title                                    Shares
                            Of                       Value           or        Investment       Other          Voting Authority
Name of Issuer            Class         CUSIP     (x $1,000)      Prin Amt     Discretion     Managers      Sole    Shared     None
--------------            -----         -----     ----------      --------     ----------     --------      ----    ------     ----
Alcatel                    COM        013904305         1,274      55,857 SH     DEFINED          7                   55,857
Arcadia Financial          COM        039101100         1,250     263,260 SH     DEFINED          7                  263,260
Calgon Carbon Corp         COM        129603106           150      28,935 SH     DEFINED          7                   28,935
Delta Pine Land            COM        247357106         7,877     256,164 SH     DEFINED          7                  256,164
Dexter Corp                COM        252165105        36,301   1,152,400 SH     DEFINED          7                1,152,400
Life Technologies          COM        532177201       135,211   3,506,270 SH     DEFINED          7                3,506,270
Safety Kleen               COM        78648R104         3,615     272,841 SH     DEFINED          7                  272,841
Sealed Air Convertible     PRE        81211K209         8,191     165,473 SH     DEFINED          7                  165,473
Starwood Hotels & Resorts  COM        855905204        21,712     760,172 SH     DEFINED          7                  760,172
W.R. Grace                 COM        38388F108         3,987     328,845 SH     DEFINED          7                  328,845
Alcatel                    COM        013904305           316      13,831 SH     DEFINED    1,2,3,4,5,6,7             13,831
Arcadia Financial          COM        039101100           389      81,870 SH     DEFINED    1,2,3,4,5,6,7             81,870
Calgon Carbon Corp         COM        129603106            50       9,640 SH     DEFINED    1,2,3,4,5,6,7              9,640
Delta Pine Land            COM        247357106         8,850     287,808 SH     DEFINED    1,2,3,4,5,6,7            287,808
Northrop Grumman           COM        666807102         3,499      58,440 SH     DEFINED    1,2,3,4,5,6,7             58,440
Safety Kleen               COM        78648R104           363      27,375 SH     DEFINED    1,2,3,4,5,6,7             27,375
Sealed Air Convertible     PRE        81211K209         8,576     173,247 SH     DEFINED    1,2,3,4,5,6,7            173,247
Starwood Hotels & Resorts  COM        855905204        23,273     814,812 SH     DEFINED    1,2,3,4,5,6,7            814,812
W.R. Grace                 COM        38388F108         3,988     328,915 SH     DEFINED    1,2,3,4,5,6,7            328,915

                                  Column Total        268,872
                                                  ============